Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
Schedule of recoverable taxes

	2022	2021

State VAT tax credits - ICMS (note 10.1)	856	920
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	2,253	2,062
Social Security Contribution – INSS (note 10.3)	250	300
Income tax and social contribution prepayments	521	672
Other	42	23
Other recoverable taxes – Éxito Group	-	176
Total	3,922	4,153

Current	1,114	1,743
Non-current	2,808	2,410

Schedule of ICMS tax credits

Up to one year	473
From 1 to 2 years	201
From 2 to 3 years	10
From 3 to 4 years	13
From 4 to 5 years	14
More than 5 years	145
856

Schedule of realization PIS and COFINS

Consolidated

Up to one year	466
From 1 to 2 years	473
From 2 to 3 years	453
From 3 to 4 years	432
From 4 to 5 years	429
2,253